RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2026
Accounting Changes and Error Corrections [Abstract]
RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

22. RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Group restated the accompanying consolidated financial statements and related notes. As a result of this reclassification, there was no change in the assets, liabilities and equity or net revenues and expenses. Furthermore, there was no change in the net increase in cash and cash equivalents

IN CONSOLIDATED STATEMENT OF CASH FLOWS:

Operating activities for the year ended March 31, 2025:	Previously reported	Adjustments/ Reclassification	Restated
	US$	US$	US$
Operating lease expense on right-of-use assets	852,707	228,890	1,081,597
Change in operating activities
Operating lease liabilities	(927,862)	(236,101)	(1,163,963)